FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Measured at Fair Value Level On Recurring Basis - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Cash and Cash Equivalents [Member]
Financial assets
Financial assets	$ 113,302	$ 118,735
Short-term investments - money market instruments [Member]
Financial assets
Financial assets	90,455	64,545
Investments in public companies [Member]
Financial assets
Financial assets	13,916	13,444
Investments in private company [Member]
Financial assets
Financial assets	3,852	2,289
Level 1 of fair value hierarchy [member] | Cash and Cash Equivalents [Member]
Financial assets
Financial assets	113,302	118,735
Level 1 of fair value hierarchy [member] | Short-term investments - money market instruments [Member]
Financial assets
Financial assets	90,455	64,545
Level 1 of fair value hierarchy [member] | Investments in public companies [Member]
Financial assets
Financial assets	13,916	13,444
Level 1 of fair value hierarchy [member] | Investments in private company [Member]
Financial assets
Financial assets
Level 2 of fair value hierarchy [member] | Cash and Cash Equivalents [Member]
Financial assets
Financial assets
Level 2 of fair value hierarchy [member] | Short-term investments - money market instruments [Member]
Financial assets
Financial assets
Level 2 of fair value hierarchy [member] | Investments in public companies [Member]
Financial assets
Financial assets
Level 2 of fair value hierarchy [member] | Investments in private company [Member]
Financial assets
Financial assets
Level 3 of fair value hierarchy [member] | Cash and Cash Equivalents [Member]
Financial assets
Financial assets
Level 3 of fair value hierarchy [member] | Short-term investments - money market instruments [Member]
Financial assets
Financial assets
Level 3 of fair value hierarchy [member] | Investments in public companies [Member]
Financial assets
Financial assets
Level 3 of fair value hierarchy [member] | Investments in private company [Member]
Financial assets
Financial assets	$ 3,852	$ 2,289